UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     May 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $100,054 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108     5027   208662 SH       SOLE                   204462        0     4200
ADVANCED MEDICAL OPTICS INC    COM              00763M108     1265    34000 SH       SOLE                    34000        0        0
AMERICAN INDEPENDENCE CORP     COM NEW          026760405     1724   165656 SH       SOLE                   165656        0        0
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     6587   558200 SH       SOLE                   544000        0    14200
BOULDER SPECIALTY BRANDS INC   Common           10153P108     6371   696300 SH       SOLE                   675500        0    20800
CPI INTERNATIONAL INC          COM              12618M100     6148   319901 SH       SOLE                   309708        0    10193
DOMTAR CORP                    COM              257559104     1536   165000 SH       SOLE                   165000        0        0
DTS INC                        COM              23335C101     3261   134586 SH       SOLE                   131186        0     3400
EXCEL TECHNOLOGY INC           COM              30067T103      547    20000 SH       SOLE                    20000        0        0
FLOWSERVE CORP                 COM              34354P105     5607    98050 SH       SOLE                    95600        0     2450
FREEDOM ACQUISITION HLDGS IN   UNIT 12/28/2011  35645F202     4107   378900 SH       SOLE                   367300        0    11600
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     2804    94100 SH       SOLE                    94100        0        0
HARDINGE INC                   COM              412324303     4765   182167 SH       SOLE                   177267        0     4900
HAYNES INTERNATIONAL INC       Common           420877201     5761    79000 SH       SOLE                    77300        0     1700
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1956    90411 SH       SOLE                    90411        0        0
INFOCROSSING INC               COM              45664X109      744    50000 SH       SOLE                    50000        0        0
INTERACTIVE DATA CORP          COM              45840J107     3247   131185 SH       SOLE                   128885        0     2300
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     3269    41915 SH       SOLE                    40815        0     1100
LANCE INC                      COM              514606102     3461   170995 SH       SOLE                   166995        0     4000
PHI INC                        COM NON VTG      69336T205     3883   143497 SH       SOLE                   140797        0     2700
SALLY BEAUTY HLDGS INC         COM              79546E104     2150   234000 SH       SOLE                   234000        0        0
SILICON IMAGE INC              COM              82705T102     1643   201300 SH       SOLE                   192000        0     9300
STANLEY INC                    COM              854532108     5877   376700 SH       SOLE                   366600        0    10100
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     2558   127000 SH       SOLE                   123300        0     3700
VARIAN MED SYS INC             COM              92220P105     3319    69600 SH       SOLE                    68100        0     1500
WESTERN UN CO                  COM              959802109     6003   273500 SH       SOLE                   265100        0     8400
WYNDHAM WORLDWIDE CORP         COM              98310W108     6434   188400 SH       SOLE                   183700        0     4700